9. TRANSACTIONS WITH RELATED PARTIES (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts receivable from related companies, current	$ 11,379,684	$ 12,954,739
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Accounts receivable from related companies, current	$ 178,005	214,986
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Accounts receivable from related companies, current	$ 65,795	46,745
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party	Fruticola Viconto S.A.
Nature of relationship	By director
Accounts receivable from related companies, current	$ 2,391	4,703
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party	Excelsior Wine Company
Nature of relationship	Associate
Accounts receivable from related companies, current	$ 8,642,503	10,420,512
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party	VCT Japón
Nature of relationship	Associate
Accounts receivable from related companies, current	$ 53,434	24,101
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party	Escalade Wines & Spirits
Nature of relationship	Associate
Accounts receivable from related companies, current	$ 2,327,988	2,199,996
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party	Sociedad. Agricola. Santa María Ltda.
Nature of relationship	By manager
Accounts receivable from related companies, current	$ 49,869	19,881
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party	Soc. Comercial y Promotora La Uva Ltda.
Nature of relationship	By director
Accounts receivable from related companies, current	$ 220	220
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party	Industria Corchera S.A.
Nature of relationship	Associate
Accounts receivable from related companies, current	$ 0	23,595
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party	Beer Garden Bellavista SPA
Nature of relationship	Subsidiary shareholder
Accounts receivable from related companies, current	$ 314	0
Related Party 11
Disclosure of transactions between related parties [line items]
Name of related party	Inversiones Galilea
Nature of relationship	Subsidiary shareholder
Accounts receivable from related companies, current	$ 59,165	$ 0